Inventory - Inventories at Fair Value Less Cost to Sell (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Cryptocurrency - Trading	$ 46.8	$ 6.9
Carbon emission certificates and credits - Trading	8.8	6.5
Warranted metals - Trading	166.1	0.0
Recyclable scrap metals	85.5	22.4
Minor metals	112.9	0.0
Precious metals	63.6	0.0
Total inventories at fair value less cost to sell	$ 483.7	$ 35.8